Supplemental Information Related to Consolidated Statements of Cash Flows (Detail) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash paid during the year:
Interest	¥ 1,637	¥ 2,675	¥ 648
Income taxes	34,994	20,988	51,927
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	1,003	1,557	1,676
Acquisitions of businesses:
Fair value of assets acquired	2,475	8,036	180,951
Fair value of liabilities assumed	(608)	(1,780)	(118,694)
Noncontrolling interests		(985)	(32)
Cash acquired	(422)	(942)	(14,784)
Subtotal	1,445	4,329	47,441
Additional payment for acquisitions of businesses in the past years	136	386	71
Total	¥ 1,581	¥ 4,715	¥ 47,512